Trademarks, Goodwill and Other Intangibles (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Trademarks	$ 96,676,000	$ 96,662,000	$ 44,500,000
Licensing agreements	2,000,000	2,000,000	2,000,000
Non-compete agreement	562,000	562,000	0
Copyrights and other intellectual property	190,000	190,000	0
Accumulated amortization	(1,892,000)	(1,735,000)	(1,192,000)
Net carrying amount	$ 97,536,000	$ 97,679,000	$ 45,308,000